H. Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2016
H. Stock-based Compensation Tables
Summary Of Stock Option Activity
		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2014	11,596,591	$0.43	6.1 years	$1
Granted	775,000	$0.27		$-
Exercised	-	$-		$-
Cancelled	(207,000)	$0.90		$-
Forfeited	-	$-		$-
Outstanding at 9/30/2015	12,164,591	$0.42	5.4 years	$1
Granted	700,000	$0.23		$-
Exercised	-	$-		$-
Cancelled	(660,591)	$0.82		$-
Forfeited	-	$-		$-
Outstanding at 9/30/2016	12,204,000	$0.38	5.0 years	$1
Exercisable at 9/30/2016	12,041,498	$0.39	4.9 years	$1

Schedule of non-vested shares
		Weighted Average
	Number	Grant-Date
	of Shares	Fair Value
Unvested at September 30, 2014	168,752	$0.22
Granted	775,000	$0.24
Vested	(781,250)	$0.24
Forfeited	-	$-
Unvested at September 30, 2015	162,502	$0.23
Granted	700,000	$0.19
Vested	(700,000)	$0.24
Forfeited	-	$-
Unvested at September 30, 2016	162,502	$0.16

Details Of Stock Options
	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding at	Average	Remaining	Exercisable at	Average	Remaining
Exercise	September 30,	Exercise	Contractual	September 30,	Exercise	Contractual
Prices	2016	Price	Life (in years)	2016	Price	Life (in years)
$0.19-$0.20	250,000	$0.19	9.42	125,000	$0.19	9.42
$0.21-$0.30	3,537,500	$0.27	5.83	3,499,998	$0.27	5.80
$0.31-$0.40	6,551,500	$0.39	4.83	6,551,500	$0.39	4.83
$0.41-$0.50	502,000	$0.45	5.24	502,000	$0.45	5.24
$0.51-$0.60	968,250	$0.59	2.75	968,250	$0.59	2.75
$0.61-$0.70	56,000	$0.68	0.04	56,000	$0.68	0.04
$0.71-$0.80	80,750	$0.76	4.23	80,750	$0.76	4.23
$0.81-$0.90	256,000	$0.90	0.78	256,000	$0.90	0.78
$0.91-$1.19	2,000	$1.19	0.58	2,000	$1.19	0.58
	12,204,000	$0.38	4.95	12,041,498	$0.39	4.89

Stock-based compensation expense
	For the fiscal year ended September 30,
	2016	2015
Research and Development Expenses	$—	$—
General and Administrative Expenses	141	178
Total Stock-based Compensation Expense	$141	$178

Assumptions Of Stock Based Compensation
	For the fiscal year ended September 30,
	2016	2015
Dividend yield	0%	0%
Unvested forfeiture rate	7.87%	5.35%
Expected volatility	117%	137%
Risk-free interest rate	1.42%	1.70%
Expected option life after shares are vested	5.27 years	5.27 years